Equity and Partners' Capital	12 Months Ended
Dec. 31, 2011
Partners Capital Notes Abstract
Equity and Partners' Capital

Equity offerings. The Partnership completed the following public equity offerings during 2009, 2010 and 2011:

				Underwriting
				Discount and
thousands except unit	Common	GP Units	Price Per	Other Offering	Net
and per-unit amounts	Units Issued (2)	Issued (3)	Unit	Expenses	Proceeds
December 2009 equity offering	6,900,000	140,817	$18.20	$5,500	$122,539
May 2010 equity offering (1)	4,558,700	93,035	22.25	4,427	99,074
November 2010 equity offering	8,415,000	171,734	29.92	10,325	246,729
March 2011 equity offering	3,852,813	78,629	35.15	5,621	132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748

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(1)       Refers collectively to the May 2010 equity offering issuance, and the June 2010 exercise of the underwriters' over-allotment option.

(2)       Includes the issuance of 900,000 common units, 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters' over-allotment options granted in connection with the December 2009, May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.

(3)       Represents general partner units issued to the general partner in exchange for the general partner's proportionate capital contribution to maintain its 2.0% interest.

Common and general partner units. The Partnership's common units are listed on the New York Stock Exchange under the symbol “WES.”

Conversion of subordinated units. From its inception through June 30, 2011, the Partnership paid equal distributions per unit on common, subordinated and general partner units. Upon payment of the cash distribution for the second quarter of 2011, the financial requirements for the conversion of all subordinated units were satisfied. As a result, the 26,536,306 subordinated units were converted on August 15, 2011, on a one-for-one basis, into common units. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. The Partnership's net income was allocated to the general partner and the limited partners, including the holders of the subordinated units, through June 30, 2011, in accordance with their respective ownership percentages. The conversion does not impact the amount of the cash distribution paid or the total number of the Partnership's outstanding units representing limited partner interests.

Anadarko holdings of Partnership equity. As of December 31, 2011, Anadarko held 1,839,613 general partner units representing a 2.0% general partner interest in the Partnership, 39,789,221 common units representing a 43.3% limited partner interest, and 100% of the Partnership's IDRs. The public held 50,351,778 common units, representing a 54.7% interest in the Partnership. Refer to Note 2 for information related to the common and general partner units issued in conjunction with the MGR acquisition.

The Partnership's net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 2), is allocated to the general partner and the limited partners in accordance with their respective ownership percentages (see Note 1).

Basic and diluted net income per common unit is calculated by dividing the limited partners' interest in net income by the weighted average number of common units outstanding during the period. The common units issued in connection with acquisitions and equity offerings are included on a weighted-average basis for periods they were outstanding.

The following table illustrates the Partnership's calculation of net income per unit for common and subordinated units:

	Year Ended December 31,
thousands except per-unit amounts	2011	2010	2009

Net income attributable to Western Gas Partners, LP	$174,243	$146,192	$116,235
Pre-acquisition net (income) loss allocated to Parent	(34,084)	(32,061)	(44,827)
General partner interest in net (income) loss	(8,599)	(3,067)	(1,428)
Limited partners’ interest in net income	$131,560	$111,064	$69,980

Net income allocable to common units	$110,542	$68,410	$37,035
Net income allocable to subordinated units	21,018	42,654	32,945
Limited partners’ interest in net income	$131,560	$111,064	$69,980

Net income per unit – basic and diluted
Common units	$1.64	$1.66	$1.25
Subordinated units	$1.28	$1.61	$1.24

Weighted average units outstanding – basic and diluted
Common units	67,333	41,287	29,684
Subordinated units	16,431	26,536	26,536